COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2016
Operating Lease Commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or longer consisted of the following at September 30, 2016:

US$
Years ending September 30,
2017	5,562
2018	2,057
2019	466
2020	209
2021	6

8,300